Net Loss Per Share Attributable to Common Stockholders - Antidilutive Shares (FY) (Details) - shares shares in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares (in shares)	76,110	267,514	236,542	234,798	141,285
Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares (in shares)	0	188,684	184,986	154,678	83,775
Outstanding convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares (in shares)	0	24,544	0	24,544	22,773
Outstanding stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares (in shares)	44,480	49,949	47,219	51,239	32,655
Outstanding warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares (in shares)	4,337	4,337	4,337	4,337	2,082